Interest income, Interest expense and Foreign exchange (losses) gains, net - Summary of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Income (Expense) And Foreign Exchange Gain (Loss) [Abstract]
Interest on loans	$ (3,953)	$ (1,339)	$ 0
Interest on lease liabilities	(573)	(567)	(545)
Other interest	(28)	(7)	(43)
Total interest expense	$ 4,554	$ 1,913	$ 588